PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT
Provision on legal proceedings, current	R$ 2,709,161	R$ 2,267,649
NONCURRENT
Provision on legal proceedings, non-current	30,623,558	31,142,222
Total	33,332,719	33,409,871
Civil
CURRENT
Provision on legal proceedings, current	2,702,135	2,262,622
NONCURRENT
Provision on legal proceedings, non-current	26,945,065	27,747,381
Total	29,647,200	30,010,003
Labor
CURRENT
Provision on legal proceedings, current	7,026	5,027
NONCURRENT
Provision on legal proceedings, non-current	2,069,861	2,233,654
Total	2,076,887	2,238,681
Tax
NONCURRENT
Provision on legal proceedings, non-current	586,489	569,640
Regulatory
NONCURRENT
Provision on legal proceedings, non-current	945,790	554,804
Environmental
NONCURRENT
Provision on legal proceedings, non-current	R$ 76,353	R$ 36,743